Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
OPERATING ACTIVITIES
Net loss for the period	$ (54,052,183)	$ (375,732)	$ (78,287,243)	$ (1,669,387)
Items not affecting cash:
Share-based payment	4,183,657		6,776,752	761,480
Depreciation	882		882
Provision for leave and severance	114,698		114,698
Warrant fair value movement	(28,275,255)		(8,974,901)
Unrealized foreign exchange loss	(250,875)	(1,069)	(1,522,232)	(2,607)
Loss on acquisition	75,375,567		75,375,567
Changes in working capital
Prepaid expenses and other receivables	664,891	(94,127)	(458,664)	(207,584)
Trade payables and accrued expenses	(677,611)	28,463	1,921,168	356,038
Net cash used in operating activities	(2,916,139)	(442,465)	(5,053,973)	(762,060)
INVESTING ACTIVITIES
Property, plant and equipment	(444,937)		(711,049)
Expenditures on exploration and evaluation assets	(5,075,145)	(742,813)	(22,357,735)	(2,093,913)
RTO transaction	11,051,917		11,051,917
Net cash used in investing activities	5,531,835	(742,813)	(12,016,867)	(2,093,913)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	(276,741)	2,481,814	22,111,858	6,252,986
Direct financing costs	(9,502)		(1,960,977)	(287,228)
Proceeds from exercise of warrants and options	686,398		686,398
Net cash provided by financing activities	400,155	2,481,814	20,837,279	5,965,758
Change in cash for the period	3,015,761	1,296,536	3,766,439	3,109,785
Cash at the beginning of the period	2,740,881	1,922,102	1,990,203	108,853
Cash at the end of the period	$ 5,756,642	$ 3,218,638	$ 5,756,642	$ 3,218,638